CONDENSED STATEMENTS OF OPERATIONS (Parenthetical) - USD ($)	1 Months Ended
	Aug. 31, 2021	Oct. 28, 2022	Sep. 29, 2022
Ordinary shares, shares outstanding		23,264,839	28,750,000
Sponsor
Number Of Shares Surrendered	1,437,500
Stock issued during the period for services value	$ 0
Ordinary shares, shares outstanding	5,750,000